Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Distribution costs	$ (438,601,936)	$ (337,101,549)	$ (327,543,973)
Administrative expenses	(161,390,779)	(138,811,668)	(136,975,243)
Other expenses by function	(284,087,358)	(230,349,566)	(241,479,749)
Other expenses included in 'Other expenses by function'	1,902,692	1,472,538	1,427,727
Total MSD&A	$ (882,177,381)	$ (704,790,245)	$ (704,571,238)